ALLOWANCE FOR LOAN LOSSES (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Recorded Investment In Loans [Line Items]
Collectively Evaluated Allowance for Loan losses	$ 3,824	$ 3,819	$ 3,484
Individually Evaluated Allowance for Loan losses	302	524	557
Total Allowance for Loan Losses	4,126	4,343	4,041	3,779
Collectively Evaluated Recorded Investment in Loans	273,323	259,044	235,288
Individually Evaluated Recorded Investment in Loans	5,828	10,924	12,056
Total Recorded Investment in Loans	279,151	269,968	247,344
Commercial Loan [Member]
Recorded Investment In Loans [Line Items]
Collectively Evaluated Allowance for Loan losses	3,038	2,993	2,618
Individually Evaluated Allowance for Loan losses	302	524	557
Total Allowance for Loan Losses	3,340	3,517	3,175	2,849
Collectively Evaluated Recorded Investment in Loans	219,680	205,374	181,490
Individually Evaluated Recorded Investment in Loans	5,828	10,924	12,056
Total Recorded Investment in Loans	225,508	216,298	193,546
Real Estate [Member]
Recorded Investment In Loans [Line Items]
Collectively Evaluated Allowance for Loan losses	277	235	284
Individually Evaluated Allowance for Loan losses	0	0	0
Total Allowance for Loan Losses	277	235	284	278
Collectively Evaluated Recorded Investment in Loans	22,183	18,806	16,129
Individually Evaluated Recorded Investment in Loans	0	0	0
Total Recorded Investment in Loans	22,183	18,806	16,129
Consumer Loan [Member]
Recorded Investment In Loans [Line Items]
Collectively Evaluated Allowance for Loan losses	509	591	582
Individually Evaluated Allowance for Loan losses	0	0	0
Total Allowance for Loan Losses	509	591	582	652
Collectively Evaluated Recorded Investment in Loans	31,460	34,864	37,669
Individually Evaluated Recorded Investment in Loans	0	0	0
Total Recorded Investment in Loans	$ 31,460	$ 34,864	$ 37,669